Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the Euro MTF Market (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 7,602,600,000	₨ 576,219.0			₨ 528,582.4
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding		470,502.5			435,334.3
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2021
Currency	EUR
Initial Principal amounts | €			€ 500,000,000
Outstanding Principal amounts | €			€ 500,000,000
Outstanding		₨ 37,567.2			0.0
Interest rate	5.50%	5.50%	5.50%	5.50%
Redeemable on	July 2029
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2021
Currency	EUR
Initial Principal amounts | €			€ 500,000,000
Outstanding Principal amounts | €			€ 500,000,000
Outstanding		₨ 41,894.3			0.0
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	July 2028
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2013
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 37,769.2			36,455.8
Interest rate	5.625%	5.625%	5.625%	5.625%
Redeemable on	February 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	February 2015
Currency	GBP
Initial Principal amounts | £				£ 400,000,000
Outstanding Principal amounts | £				£ 400,000,000
Outstanding		₨ 39,715.3			40,193.8
Interest rate	3.875%	3.875%	3.875%	3.875%
Redeemable on	March 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2014
Currency	GBP
Initial Principal amounts | £				£ 400,000,000
Outstanding Principal amounts | £				£ 400,000,000
Outstanding		₨ 0.0			40,225.2
Interest rate	5.00%	5.00%	5.00%	5.00%
Redeemable on	February 2022
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.200% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	EUR
Initial Principal amounts | €			€ 650,000,000
Outstanding Principal amounts | €			€ 650,000,000
Outstanding		₨ 54,727.3			55,629.0
Interest rate	2.20%	2.20%	2.20%	2.20%
Redeemable on	January 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2017
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 37,617.3			38,755.6
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	March 2027
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2018
Currency	EUR
Initial Principal amounts | €			€ 500,000,000
Outstanding Principal amounts | €			€ 500,000,000
Outstanding		₨ 35,370.2			40,214.5
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	January 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €			€ 500,000,000
Outstanding Principal amounts | €			€ 500,000,000
Outstanding		₨ 41,981.2			42,657.1
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	November 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 6.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €			€ 500,000,000
Outstanding Principal amounts | €			€ 500,000,000
Outstanding		₨ 42,561.9			43,391.0
Interest rate	6.875%	6.875%	6.875%	6.875%
Redeemable on	November 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 7.750% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2020
Currency	USD
Initial Principal amounts | $	$ 700,000,000
Outstanding Principal amounts | $	$ 700,000,000
Outstanding		₨ 52,552.8			50,729.9
Interest rate	7.75%	7.75%	7.75%	7.75%
Redeemable on	October 2025
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	December 2020
Currency	USD
Initial Principal amounts | $	$ 650,000,000
Outstanding Principal amounts | $	$ 650,000,000
Outstanding		₨ 48,745.8			₨ 47,082.4
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	January 2028